Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands			5 Months Ended	9 Months Ended	12 Months Ended
	May 08, 2023	Mar. 08, 2023	Apr. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 17, 2022
Initial Public Offering (Details) [Line Items]
Aggregate shares				39,100			4,212,500
Additional shares	190,000						46,250
Price per share (in Dollars per share)							$ 40
Net proceeds (in Dollars)					$ 15,400
Commissions and expenses (in Dollars)				$ 1,000	$ 1,000
Warrants exercisable price				29,487	294,875
Exercise price per share (in Dollars per share)	$ 0.0001	$ 3.58			$ 5
Warrants period					5 years
Fair value of the warrants issued (in Dollars)					$ 145
Expected volatility rate				54.00%	54.00%
Risk-free rate					3.01%
Exercised term					5 years
Expected dividend yield					0.00%	0.00%
Stock price (in Dollars per share)					$ 1.95
Non voting common stock					1,783,773
Aggregate shares							421,250
Net proceeds (in Dollars)				$ 15,400
Fair value of warrants (in Dollars)				$ 145
Risk-free rate				4.60%		0.97%
Note Warrant [Member]
Initial Public Offering (Details) [Line Items]
Additional shares				944,670
Exercise price per share (in Dollars per share)				$ 50
Expected volatility rate				54.00%
Exercised term				5 years
Expected dividend yield				0.00%
Stock price (in Dollars per share)				$ 19.5
Risk-free rate				3.01%
IPO [Member]
Initial Public Offering (Details) [Line Items]
Exercised term				5 years
Warrants [Member]
Initial Public Offering (Details) [Line Items]
Redeemed shares				178,377
Convertible Preferred Stock [Member]
Initial Public Offering (Details) [Line Items]
Common stock shares issued				773,108	7,731,083
Convertible Loan Agreement [Member]
Initial Public Offering (Details) [Line Items]
Common stock shares issued					1,638,161
Convertible Notes [Member]
Initial Public Offering (Details) [Line Items]
Common stock shares issued					900,096
Previously Reported [Member]
Initial Public Offering (Details) [Line Items]
Additional shares							462,500
Price per share (in Dollars per share)							$ 4
Convertible Loan Agreement [Member]
Initial Public Offering (Details) [Line Items]
Common stock shares issued				163,816
Migdalor [Member]
Initial Public Offering (Details) [Line Items]
Common stock shares issued				18,000	617,567
Mizrahi-Tefahot Bank [Member]
Initial Public Offering (Details) [Line Items]
Common stock shares issued				61,756	180,000
Convertible Notes [Member]
Initial Public Offering (Details) [Line Items]
Common stock shares issued			90,009